Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for D/A	$ 85	$ 83	$ 74
Accumulated depreciation	$ 989	$ 919	$ 867
Common stock par value	$ 0.01	$ 0.01	$ 0.01